SEC Schedule IV Mortgage Loans on Real Estate - Subnote (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in Mortgage Loans on Real Estate
Gains (Losses) on Restructuring of Debt	$ 300,000
Allowance for loan losses		$ 13,708,777	$ 13,658,481	$ 3,738,758
Other
Investment in Mortgage Loans on Real Estate
Allowance for loan losses		$ 12,800,000	$ 12,800,000	$ 2,500,000